Investment Risks	Aug. 14, 2025
GraniteShares 2x Long ABNB Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long ABNB Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information travel industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including but are not limited to downturn in economic conditions that can result in decreased demand for leisure and business travel. Due to the discretionary nature of business and leisure travel spending, travel company revenues are heavily influenced by the condition of the U.S. and foreign economies. Travel companies may also be significantly affected by changes in labor relations and insurance costs. Lodging industry companies, in particular, are subject to various risks that may cause significant losses, which includes risks related to uncertainty in travel (due to global, regional or local events), guest safety, security, and privacy, changing consumer demands, consumer perception of risk (for example, due to terrorist attacks, pandemics, and political or social violence), and changing or increased regulations. Beginning in the first quarter of 2020, financial markets in the United States and around the world experienced extreme and in many cases unprecedented volatility and severe losses due to the global pandemic caused by COVID-19, a novel coronavirus. The pandemic resulted in a wide range of social and economic disruptions, including closed borders and reduced or prohibited domestic or international travel. Some sectors of the economy and individual issuers, including travel companies, experienced particularly large losses, which may continue for an extended period of time or reoccur in the future to a similar or greater extent.

GraniteShares 2x Long ABNB Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from December 09, 2020 to June 30, 2025, was 73.11%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 124.28% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 15.73%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long ABNB Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long ABNB Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long ABNB Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
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Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long ABNB Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long ABNB Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long ABNB Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
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Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long ABNB Daily ETF | Management Risk [Member]
Prospectus [Line Items]
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Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long ABNB Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
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Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long ABNB Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long ABNB Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
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Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long ABNB Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
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Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long ABNB Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
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Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long ABNB Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long ABNB Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long ABNB Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long ABNB Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long ABNB Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long APP Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long APP Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long APP Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from April 14, 2021 to June 30, 2025, was 80.56%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 42.0% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 41.95%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long APP Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long APP Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long APP Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long APP Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long APP Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long APP Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long APP Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long APP Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long APP Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long APP Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long APP Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long APP Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long APP Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long APP Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long APP Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long APP Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long APP Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long CVNA Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long CVNA Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the automotive retail industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including but are not limited to high dependency on consumer demand, which can be influenced by various factors such as economic conditions, consumer confidence, fuel prices, and preferences for particular vehicle types. Economic downturns or decreases in consumer spending can lead to reduced vehicle sales, impacting the profitability of automotive retailers. Effective inventory management is essential to avoid excess holding costs, obsolescence, and missed sales opportunities. Additionally, the industry’s reliance on auto lending and financing means that changes in interest rates, lending standards, and credit availability can greatly influence consumer purchasing behavior. Regulatory compliance is another crucial aspect, as automotive retailers must adhere to various consumer protection, advertising, financing, and environmental standards, with non-compliance resulting in substantial fines, legal costs, and reputational damage.

GraniteShares 2x Long CVNA Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leveraged daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance.

The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

	200% of One Year	Volatility of the Underlying Stock (annualized)
One Year Performance of the Underlying Stock	Performance of the Underlying Stock	10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 07, 2020 to June 30, 2025, was 115.29%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 186.1517.71% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 17.71%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long CVNA Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long CVNA Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long CVNA Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long CVNA Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long CVNA Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long CVNA Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long CVNA Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long CVNA Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long CVNA Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long CVNA Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long CVNA Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long CVNA Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long CVNA Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long CVNA Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long CVNA Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long CVNA Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long CVNA Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long KO Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long KO Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the beverage industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to food safety, product quality, supply chain disruptions, regulatory compliance, consumer trends, price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by the company’s significant customer losses, its inability to develop and implement new products, its reliance on third-party distributors, cybersecurity attacks and its inability to protect its intellectual property rights. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long KO Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund’s aims to replicate the leveraged daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance.

The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

	200% of One Year	Volatility of the Underlying Stock (annualized)
One Year Performance of the Underlying Stock	Performance of the Underlying Stock	10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 16.83%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 18.74% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 11.34%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long KO Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long KO Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long KO Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long KO Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long KO Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long KO Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long KO Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long KO Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long KO Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long KO Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long KO Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long KO Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long KO Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long KO Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long KO Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long KO Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long KO Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long CRWV Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long CRWV Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the computer software industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by competition in the microprocessor market, reliance on third-party manufacturers, the company’s ability to new develop new products, losses of significant customers, changes in customer demand for its products, risks associated with defective products political, legal and economic risks affecting the company’s global operations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long CRWV Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from March 03, 2025 (date of the Underlying Stock’s IPO) to June 30, 2025, was 165.45%. Volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s performance for the period considered was 307.65%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long CRWV Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long CRWV Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long CRWV Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long CRWV Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long CRWV Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long CRWV Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long CRWV Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long CRWV Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long CRWV Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long CRWV Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long CRWV Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long CRWV Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long CRWV Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long CRWV Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long CRWV Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long CRWV Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long CRWV Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long CEG Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long CEG Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electric utility industry. Companies in the electric utility industry are subject to many risks that can negatively impact their revenue and viability including, but are not limited to supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability.

GraniteShares 2x Long CEG Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from January 19, 2022 (Underlying Stock’s IPO date) to June 30, 2025, was 50.88%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 79.80% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 82.35%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long CEG Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long CEG Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long CEG Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long CEG Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long CEG Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long CEG Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long CEG Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long CEG Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long CEG Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long CEG Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long CEG Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long CEG Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long CEG Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long CEG Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long CEG Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long CEG Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long CEG Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long COST Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long COST Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the consumer staples industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including but are not limited to government regulation affecting its products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long COST Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020, to June 30, 2025, was 23.09%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 29.50% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 27.26%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long COST Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long COST Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long COST Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long COST Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long COST Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long COST Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long COST Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long COST Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long COST Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long COST Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long COST Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long COST Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long COST Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long COST Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long COST Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long COST Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long COST Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long ETOR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long ETOR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the investment banking and brokerage industry. Companies in the investment banking and brokerage industry are subject to many risks that can negatively impact their revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock operates in a heavily regulated and supervised environment. The impact interpretation, and enforcement of new rules can have major impacts on its operations. The Underlying Stock has material exposure to market, credit, and liquidity risks. The Underlying Stock relies on complex systems, and its inability to operate them accurately and timely could materially impact its ability to operate. The Underlying Stock may be significantly affected by stock and bank trading activity, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long ETOR Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the leverage daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than -200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from May 13, 2025 (Underlying Stock’s IPO date) to June 30, 2025, was 112.89%. Volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s performance for the period considered was 112.89%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long ETOR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from -200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long ETOR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long ETOR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long ETOR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long ETOR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long ETOR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long ETOR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long ETOR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long ETOR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long ETOR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long ETOR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long ETOR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long ETOR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long ETOR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long ETOR Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long ETOR Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long ETOR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long FSLR Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long FSLR Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the solar technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including intense competition, short product lifecycles and potentially rapid product obsolescence. These companies may be significantly affected by fluctuations in energy prices and in the supply and demand of renewable energy, tax incentives, permitting application timelines, availability of transmission capacity, subsidies, and other governmental regulations and policies. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long FSLR Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 54.84%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 64.29% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 21.95%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long FSLR Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long FSLR Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long FSLR Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long FSLR Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long FSLR Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long FSLR Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long FSLR Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long FSLR Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long FSLR Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long FSLR Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long FSLR Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long FSLR Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long FSLR Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long FSLR Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate the 2 times daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long FSLR Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long FSLR Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long FSLR Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long GLXY Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long GLXY Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Companies in the electronic data processing industry are subject to many risks that can negatively impact their revenue and viability including, but are not limited to any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long GLXY Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 17.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 104.78%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 64.29% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 21.95%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long GLXY Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with the Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with the Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long GLXY Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long GLXY Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long GLXY Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long GLXY Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long GLXY Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long GLXY Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long GLXY Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long GLXY Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long GLXY Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long GLXY Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long GLXY Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long GLXY Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long GLXY Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate the 2 times daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long GLXY Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long GLXY Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long GLXY Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long GLXY Daily ETF | Bitcoin Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks associated with bitcoin. Investing in bitcoin exposes to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long GLXY Daily ETF | Bitcoin Halving [Member]
Prospectus [Line Items]
Risk [Text Block]

Bitcoin Halving. While bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue RIOT earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on RIOT’s results of operations and financial condition.

GraniteShares 2x Long GLXY Daily ETF | Hash Rate and Difficulty [Member]
Prospectus [Line Items]
Risk [Text Block]

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If an effort to grow the hash rate, results in the inability to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on the Underlying Stock’s financial condition and market price for its securities.

GraniteShares 2x Long GLXY Daily ETF | Blockchain Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Blockchain Risk: Blockchain companies may be adversely impacted by government regulations or economic conditions. Blockchain technology is new and its uses are in many cases untested or unclear. These companies may also have significant exposure to fluctuations in the spot prices of digital assets, particularly to the extent that demand for a company’s hardware or services may increase as the spot price of digital assets increase. Blockchain companies typically face intense competition and potentially rapid product obsolescence. In addition, many Blockchain companies store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Access to a given blockchain may require a specific cryptographic key (in effect a string of characters granting unique access to initiate transactions related to specific digital assets) or set of keys, the theft, loss, or destruction of which, either by accident or as a result of the efforts of a third party, could irrevocably impair a claim to the digital assets stored on that blockchain. Many Blockchain companies currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some Blockchain companies. For example, restrictions imposed by foreign governments, including China, on the use and mining of digital assets, may adversely impact Blockchain Companies and in turn the Fund. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers. Blockchain companies involved in digital assets may face slow adoption rates and be subject to higher levels of regulatory scrutiny in the future, which could severely impact the viability of these companies. Blockchain companies, especially smaller companies, tend to be more volatile than companies that do not rely heavily on technology. The customers and/or suppliers of Blockchain companies may be concentrated in a particular country, region or industry. Any adverse event affecting one of these countries, regions or industries could have a negative impact on Blockchain companies.

GraniteShares 2x Long HIMS Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long HIMS Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the Healthcare Providers and Services Industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare services. Profitability in this industry is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare providers and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long HIMS Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 82.42%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 85.54% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 37.11%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long HIMS Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect -100% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long HIMS Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long HIMS Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long HIMS Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long HIMS Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long HIMS Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long HIMS Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long HIMS Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long HIMS Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long HIMS Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long HIMS Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long HIMS Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long HIMS Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long HIMS Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long HIMS Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long HIMS Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long HIMS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long ISRG Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long ISRG Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the smart medical devices industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to intense competition and potentially rapid product -obsolescence. These companies are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. There can be no assurance these companies will be able to successfully protect their intellectual property to prevent the misappropriation of their technology, or that competitors will not develop technology that is substantially similar or superior to such companies’ technology. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long ISRG Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 33.29%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 44.23% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 18.85%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long ISRG Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long ISRG Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long ISRG Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long ISRG Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long ISRG Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long ISRG Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long ISRG Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long ISRG Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long ISRG Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long ISRG Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long ISRG Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long ISRG Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long ISRG Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long ISRG Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long ISRG Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long ISRG Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long ISRG Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long MCD Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long MCD Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the consumer discretionary industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including but are not limited to overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long MCD Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the leveraged daily returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from the Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate leverage daily returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0 % if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 16.83%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 20.33% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 9.90%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long MCD Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 150% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 150% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long MCD Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the Underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long MCD Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long MCD Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long MCD Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leverage performance for the Fund.

GraniteShares 2x Long MCD Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long MCD Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long MCD Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long MCD Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long MCD Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long MCD Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long MCD Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long MCD Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long MCD Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objective as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long MCD Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long MCD Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long MCD Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long MELI Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long MELI Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the retail industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by the company’s ability to expand into new products, services or technologies, increased competition in the e-commerce industry, successfully operate its fulfillment and data centers, cybersecurity attacks, changes in supplier relationships, demand for certain consumer products, product liability issues, changes in tax liability and evolving government regulations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long MELI Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 54.60%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 79.26% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 19.40%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long MELI Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long MELI Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long MELI Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long MELI Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long MELI Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long MELI Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long MELI Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long MELI Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long MELI Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long MELI Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long MELI Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long MELI Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long MELI Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long MELI Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long MELI Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long MELI Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long MELI Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long NBIS Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long NBIS Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the computer software industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by competition in the microprocessor market, reliance on third-party manufacturers, the company’s ability to new develop new products, losses of significant customers, changes in customer demand for its products, risks associated with defective products political, legal and economic risks affecting the company’s global operations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long NBIS Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 80.07%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 117.79% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was -0.91%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long NBIS Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long NBIS Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long NBIS Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long NBIS Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long NBIS Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long NBIS Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long NBIS Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long NBIS Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long NBIS Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long NBIS Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long NBIS Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long NBIS Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long NBIS Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long NBIS Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long NBIS Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long NBIS Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long NBIS Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long NKE Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long NKE Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the consumer discretionary industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long NKE Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 31.81%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 39.51% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was -7.38%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long NKE Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long NKE Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long NKE Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long NKE Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long NKE Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long NKE Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long NKE Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long NKE Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long NKE Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long NKE Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long NKE Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long NKE Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long NKE Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long NKE Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long NKE Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long NKE Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long NKE Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long OKLO Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long OKLO Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electric utility industry. Companies in the electric utility industry are subject to many risks that can negatively impact their revenue and viability including, but are not limited to supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long OKLO Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 07, 2021 (Underlying Stock’s IPO date) to June 30, 2025, was 83.79%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 135.10% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 54.10%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long OKLO Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long OKLO Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long OKLO Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long OKLO Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long OKLO Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long OKLO Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long OKLO Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long OKLO Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long OKLO Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long OKLO Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long OKLO Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long OKLO Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long OKLO Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long OKLO Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long OKLO Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long OKLO Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long OKLO Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long PM Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long PM Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the consumer staples industry. Consumer staples companies are subject to many risks that can negatively impact their revenue and viability including but are not limited to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

GraniteShares 2x Long PM Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 21.34%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 25.44% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 24.54%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long PM Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long PM Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long PM Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long PM Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long PM Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long PM Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long PM Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long PM Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long PM Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long PM Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long PM Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long PM Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long PM Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long PM Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long PM Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long PM Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long PM Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long RGTI Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long RGTI Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Companies in the electronic data processing industry are subject to many risks that can negatively impact their revenue and viability including, but are not limited to any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long RGTI Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from April 22, 2021 (Underlying Stock’s IPO date) to June 30, 2025, was 134.14%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 200.79% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was -3.54%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long RGTI Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long RGTI Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long RGTI Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long RGTI Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long RGTI Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long RGTI Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long RGTI Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long RGTI Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long RGTI Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long RGTI Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long RGTI Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long RGTI Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long RGTI Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long RGTI Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long RGTI Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long RGTI Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long RGTI Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long SNAP Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long SNAP Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the computer programming industry. Computer programming companies are subject to many risks that can negatively impact their revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by the company’s ability to add and retain users of its social media products, government restrictions and enforcement actions, security breaches, its ability to enforce its intellectual property rights and increased competition in the social and digital media space. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long SNAP Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 82.02%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 117.32% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was -18.92%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long SNAP Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long SNAP Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SNAP Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long SNAP Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long SNAP Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long SNAP Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long SNAP Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long SNAP Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long SNAP Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long SNAP Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long SNAP Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long SNAP Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long SNAP Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long SNAP Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long SNAP Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long SNAP Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long SNAP Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long SPOT Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long SPOT Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the computer programming industry. Computer programming companies are subject to many risks that can negatively impact their revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by the company’s ability to add and retain users of its social media products, government restrictions and enforcement actions, security breaches, its ability to enforce its intellectual property rights and increased competition in the social and digital media space. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long SPOT Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 309, 2025, was 50.88%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 65.14% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 23.71%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long SPOT Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long SPOT Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SPOT Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long SPOT Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long SPOT Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long SPOT Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long SPOT Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long SPOT Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long SPOT Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long SPOT Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long SPOT Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long SPOT Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long SPOT Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long SPOT Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long SPOT Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long SPOT Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long SPOT Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long SBUX Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long SBUX Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the consumer discretionary industry. Consumer discretionary companies are subject to many risks that can negatively impact their revenue and viability including, but are not limited to overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long SBUX Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020, to June 30, 2025, was 28.16%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 36.45% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 6.12%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long SBUX Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long SBUX Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long SBUX Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long SBUX Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long SBUX Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long SBUX Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long SBUX Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long SBUX Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long SBUX Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long SBUX Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long SBUX Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long SBUX Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long SBUX Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long SBUX Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long SBUX Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long SBUX Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long SBUX Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long UNH Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long UNH Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the health care industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to extensive government regulation and its profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long UNH Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 22.86%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 30.61% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 1.84%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long UNH Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with the Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to the Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of the Underlying Stock. Any of these factors could decrease the correlation between the performance of the Fund and the Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long UNH Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long UNH Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long UNH Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long UNH Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long UNH Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long UNH Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long UNH Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long UNH Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long UNH Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long UNH Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long UNH Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long UNH Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long UNH Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long UNH Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long UNH Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long UNH Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long WMT Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long WMT Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the consumer staples industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to government regulation affecting its products which may negatively impact such the company’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long WMT Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from July 01, 2020 to June 30, 2025, was 20.28%. During the period observed the Underlying Stock’s highest volatility rate over a 12-month period was 26.65% and volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s annualized performance for the period considered was 19.05%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long WMT Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long WMT Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long WMT Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long WMT Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long WMT Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long WMT Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long WMT Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long WMT Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long WMT Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long WMT Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long WMT Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long WMT Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long WMT Daily ETF | Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long WMT Daily ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long WMT Daily ETF | Investing In U S Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long WMT Daily ETF | Us Treasury Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long WMT Daily ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

GraniteShares 2x Long BULL Daily ETF
Prospectus [Line Items]
Risk [Text Block]	PRINCIPAL RISKS OF INVESTING IN THE FUND As with all ETFs, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s NAV and performance.
GraniteShares 2x Long BULL Daily ETF | Underlying Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the investment banking and brokerage industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock operates in a heavily regulated and supervised environment. The impact interpretation, and enforcement of new rules can have major impacts on its operations. The Underlying Stock has material exposure to market, credit, and liquidity risks. The Underlying Stock relies on complex systems, and its inability to operate them accurately and timely could materially impact its ability to operate. The Underlying Stock may be significantly affected by stock and bank trading activity, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

GraniteShares 2x Long BULL Daily ETF | Effects Of Compounding And Market Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Effects of Compounding and Market Volatility Risk: The Fund aims to replicate the daily leverage returns of the Underlying Stock and the Fund’s performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is very likely to differ from Underlying Stock’s performance, before fees and expenses. Compounding affects all investments but has a more significant impact on funds that aims to replicate daily leverage returns. For a Fund aiming to replicate 2 times the daily performance of an Underlying Stock, if adverse daily performance of the Underlying Stock reduces the amount of a shareholder’s investment, any further adverse daily performance will lead to a smaller dollar loss because the shareholder’s investment had already been reduced by the prior adverse performance. Equally, however, if the favorable daily performance of the Underlying Stock increases the amount of a shareholder’s investment, the dollar amount lost due to future adverse performance will increase because the shareholder’s investment has increased.

The effect of compounding becomes pronounced as the Underlying Stock volatility and the holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in the Fund is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Fund.

The chart below provides examples of how Underlying Stock volatility could affect the Fund’s performance. Fund performance for periods greater than one single day can be estimated given any set of assumptions for the following factors: a) Underlying Stock volatility; b) Underlying Stock’s performance; c) period of time; d) financing rates associated with leveraged exposure; e) other Fund expenses; and f) the Underlying Stock’s dividends. The chart below illustrates the impact of two principal factors – Underlying Stock volatility and performance – on Fund performance. The chart shows estimated Fund returns for a number of combinations of Underlying Stock volatility and performance over a one-year period. Performance shown in the chart assumes that (i) there were no Fund expenses; and (ii) borrowing rates (needed to obtain a leveraged long exposure) of 0%. If Fund expenses and/or actual borrowing/lending rates were reflected, the estimated returns would be lower than those shown. Particularly during periods of higher Underlying Stock volatility, compounding will cause results for periods longer than a trading day to vary from the performance of the Underlying Stock.

As shown in the chart below, the Fund would be expected to lose 6.0% if the Underlying Stock provided no return over a one-year period during which the Underlying Stock experienced annualized volatility of 25%. At higher ranges of volatility, there is a chance of a significant loss of value in the Fund, even if the Underlying Stock return is flat.

For instance, if the Underlying Stock’s annualized volatility is 100%, the Fund would be expected to lose 63.3% of its value, even if the cumulative Underlying Stock’s return for the year was 0%. Areas shaded red (or dark gray) represent those scenarios where the Fund can be expected to return less than 200% of the performance of the Underlying Stock and those shaded green (or light gray) represent those scenarios where the Fund can be expected to return more than 200% of the performance of the Underlying Stock. The Fund’s actual returns may be significantly better or worse than the returns shown below as a result of any of the factors discussed above or in “Tracking Error Risk” below.

One Year Performance of the Underlying Stock	200% of One Year Performance of the Underlying Stock	Volatility of the Underlying Stock (annualized)
		10%	25%	50%	75%	100%	125%	150%
-95%	-190%	-99.8%	-99.8%	-99.8%	-99.9%	-99.9%	-100.0%	-100.0%
-90%	-180%	-99.0%	-99.1%	-99.2%	-99.5%	-99.6%	-99.8%	-99.9%
-80%	-160%	-96.1%	-96.3%	-96.9%	-97.8%	-98.6%	-99.2%	-99.6%
-70%	-140%	-91.1%	-91.6%	-93.0%	-94.9%	-96.8%	-98.2%	-99.1%
-60%	-120%	-84.2%	-85.0%	-87.6%	-91.0%	-94.2%	-96.8%	98.4%
-50%	-100%	-75.3%	-76.6%	-80.6%	-85.9%	-90.9%	-94.9%	-97.5%
-40%	-80%	-64.4%	-66.2%	-72.0%	-79.6%	-86.9%	-92.6%	-96.4%
-30%	-60%	-51.4%	-54.0%	-61.9%	-72.1%	-82.1%	-90.0%	-95.1%
-20%	-40%	-36.7%	-39.8%	-50.1%	-63.7%	-76.7%	-86.8%	-93.5%
-10%	-20%	-19.8%	-23.9%	-36.9%	-53.8%	-70.5%	-83.4%	-91.8%
0%	0%	-1.0%	-6.0%	-22.1%	-43.3%	-63.3%	-79.2%	-89.6%
10%	20%	19.8%	13.7%	-5.5%	-31.1%	-55.4%	-74.9%	-87.7%
20%	40%	42.6%	35.3%	12.1%	-18.1%	-47.3%	-70.5%	-85.3%
30%	60%	67.2%	58.8%	31.4%	-3.9%	-38.4%	-65.2%	-82.4%
40%	80%	93.9%	84.0%	52.7%	12.5%	-28.4%	-59.6%	-80.0%
50%	100%	122.6%	111.2%	75.5%	28.4%	-17.6%	-53.1%	-76.5%
60%	120%	153.4%	140.4%	99.7%	46.5%	-6.8%	-38.9%	-69.3%
70%	140%	185.9%	171.4%	125.3%	65.4%	6.5%	-38.9%	-69.3%
80%	160%	220.4%	204.2%	152.5%	85.2%	20.1%	-32.4%	-66.5%
90%	180%	256.7%	239.1%	181.3%	105.4%	34.7%	-25.0%	-61.9%
95%	190%	295.2%	275.3%	211.8%	129.1%	48.1%	-18.1%	-59.1%

The Underlying Stock’s annualized historical volatility rate from April 11, 2025 (Underlying Stock’s IPO date) to June 30, 2025, was 140.57%. Volatility for a shorter period of time may have been substantially higher. The Underlying Stock’s performance for the period considered was -9.74%. Historical volatility and performance are not indications of what the Underlying Stock volatility and performance will be in the future. The volatility of instruments that reflect the value of the Underlying Stock, such as swaps, may differ from the volatility of the Underlying Stock.

GraniteShares 2x Long BULL Daily ETF | Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Correlation Risk: A number of factors may affect the Fund’s ability to achieve a high degree of correlation with Underlying Stock, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective, and the percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from 200% of the percentage change of Underlying Stock on such day.

In order to achieve a high degree of correlation with Underlying Stock, the Fund seeks to rebalance its portfolio daily to keep exposure consistent with its investment objective. Being materially under- or overexposed to Underlying Stock may prevent the Fund from achieving a high degree of correlation with Underlying Stock and may expose the Fund to greater leverage risk. Market disruptions or closure, regulatory restrictions, market volatility, illiquidity in the markets for the financial instruments in which the Fund invests, and other factors will adversely affect the Fund’s ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by Underlying Stock’s movements, including intraday movements. Because of this, it is unlikely that the Fund will have perfect 200% exposure during the day or at the end of each day and the likelihood of being materially under- or overexposed is higher on days when Underlying Stock is volatile, particularly when Underlying Stock is volatile at or near the close of the trading day.

A number of other factors may also adversely affect the Fund’s correlation with Underlying Stock, including fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which the Fund invests. The Fund may take or refrain from taking positions in order to improve tax efficiency, comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with Underlying Stock. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being under- or overexposed to Underlying Stock. Additionally, the Fund’s underlying investments and/or reference assets may trade on markets that may not be open on the same day as the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the performance of Underlying Stock. Any of these factors could decrease correlation between the performance of the Fund and Underlying Stock and may hinder the Fund’s ability to meet its daily investment objective on or around that day.

GraniteShares 2x Long BULL Daily ETF | Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leverage Risk: The Fund obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Fund is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Fund will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Fund could theoretically lose an amount greater than its net assets in the event the Underlying Stock declines more than 50%. Leverage will also have the effect of magnifying any differences in the Fund performance’s correlation with the Underlying Stock.

Due to the limited availability of necessary investments or financial instruments, the Fund could, among other things, as a defensive measure, limit or suspend creations or redemptions of Creation Units until the adviser determines that the requisite exposure to the underlying Stock is obtainable. During the period that creation or redemptions are affected, the Fund’s shares could trade at a significant premium or discount to their net asset value, or the bid-ask spread of the Fund’s shares could widen significantly. In the case of a period during which creations are suspended, the Fund could experience significant redemptions, which may cause the Fund to sell portfolio securities at unfavorable prices and increased transaction and other costs and make greater taxable distributions to shareholders of the Fund.

GraniteShares 2x Long BULL Daily ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk: A counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares 2x Long BULL Daily ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk: The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

GraniteShares 2x Long BULL Daily ETF | Exchange Traded Fund Structure Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Exchange Traded Fund Structure Risk: The Fund is structured as an exchange traded fund and as a result is subject to special risks, including:

●	The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in shares of exchange-traded funds and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s NAV.

●	In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

●	An active trading market for the Fund’s shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

The Fund will be subject to regulatory constraints relating to the level of value at risk that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily performance for the Fund.

GraniteShares 2x Long BULL Daily ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk: When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

GraniteShares 2x Long BULL Daily ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk: The Adviser’s judgments about the attractiveness, value and potential appreciation of a particular security or derivative in which the Fund invests may prove to be incorrect and may not produce the desired results.

GraniteShares 2x Long BULL Daily ETF | Market and Geopolitical Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market and Geopolitical Risk: The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects.

GraniteShares 2x Long BULL Daily ETF | Non-Diversified Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk: The Fund’s portfolio focuses on the Underlying Stock and will be subject to potential for volatility than a diversified fund.
GraniteShares 2x Long BULL Daily ETF | Swap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.

GraniteShares 2x Long BULL Daily ETF | Options Contracts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Options Contracts Risk: The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such a date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Furthermore, when the Fund seeks to trade out of positions, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions. If the Fund sells non-cash settled options contracts, it would be obligated to receive shares of the Underlying Stock when the option is exercised. Consequently, there is a risk that the Fund may have to physically acquire the Underlying Stock shares at the strike price, which could result in the Fund holding the Underlying Stock, and an asset that has declined in value. The level of exposure obtained through option contracts should at most be equal to the Fund’s Daily Leverage Factor times the Fund’s net asset value.

GraniteShares 2x Long BULL Daily ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk: If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Underlying Stock that is significantly greater or less than its stated multiple. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective.

GraniteShares 2x Long BULL Daily ETF | Trading Halt Risk [Member]
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Trading Halt Risk: Although the Underlying Stock’s shares are listed for trading on an exchange, there can be no assurance that an active trading market for such shares will be available at all times and the exchange may halt trading of such shares in certain circumstances. A halt in trading in the Underlying Stock’s shares is expected, in turn, to result in a halt in the trading in the Fund’s shares. Trading in the Underlying Stock’s and/or Fund’s shares on the exchange may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in the Underling Stock’s and/or Fund’s shares inadvisable. In addition, trading in Underlying Stock’s and/or Fund’s shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange “circuit breaker” rules.” In the event of a trading halt for an extended period of time, the Fund may be unable to execute arrangements with swap counterparties that are necessary to implement the Fund’s investment strategy.

GraniteShares 2x Long BULL Daily ETF | Tracking Error Risk [Member]
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Tracking Error Risk: Tracking error is the divergence of the Fund’s performance from that of its investment objective which aims to replicate 2 times the daily percentage change of the Underlying Stock. The performance of the Fund may diverge from that of its investment objective for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, being under- or overexposed to the Underlying Stock or the need to meet new or existing regulatory requirements. Tracking error risk may be heightened during times of market volatility or other unusual market conditions such as market disruptions. The Fund may be required to deviate from its investment objectives as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Adviser and its affiliates.

GraniteShares 2x Long BULL Daily ETF | Investing In U S Equities Risk [Member]
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Investing in U.S. Equities Risk: Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares 2x Long BULL Daily ETF | Us Treasury Risk [Member]
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US Treasury Risk: U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

GraniteShares 2x Long BULL Daily ETF | Tax Risk [Member]
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Tax Risk: In order to qualify for the favorable tax treatment generally available to regulated investment companies, the Fund must satisfy certain diversification and other requirements. In particular, the Fund generally may not acquire a security if, as a result of the acquisition, more than 50% of the value of the Fund’s assets would be invested in (a) issuers in which the Fund has, in each case, invested more than 5% of the Fund’s assets and (b) issuers more than 10% of whose outstanding voting securities are owned by the Fund. The application of these requirements to certain investments (including swaps) that may be entered into by the Fund is unclear. In addition, the application of these requirements to the Fund’s investment objective is not clear, particularly because the Fund’s investment objective focuses on the performance of the stock of a single issuer. If the Fund were to fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.